Business Combination - Summary of Net Proceeds from Business Combination (Details) $ in Thousands	9 Months Ended
Sep. 30, 2021 USD ($)
Business Acquisition [Line Items]
Other offering costs	$ (106,838)
Proceeds from Business Combination, net of offering costs paid at Closing	1,510,909
Net proceeds from the Business Combination	1,509,629
Accounts Payable and Accrued Expenses [Member]
Business Acquisition [Line Items]
Other offering costs	(1,280)
SRNG [Member]
Business Acquisition [Line Items]
Cash and cash equivalents	857,747
PIPE Investment [Member]
Business Acquisition [Line Items]
Cash and cash equivalents	$ 760,000